Related Party Transactions (Details 2) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
IRSA Internacional LLC [Member]
Statement [Line Items]
Financial operations	$ 31,000,000	$ 75,000,000	$ 0
Banco de Credito y Securitizacion [Member]
Statement [Line Items]
Leases and/or rights to use space	78,000,000	77,000,000	83,000,000
BHN Vida S.A [Member]
Statement [Line Items]
Leases and/or rights to use space	15,000,000	15,000,000	17,000,000
BHN Seguros Generales [Member]
Statement [Line Items]
Leases and/or rights to use space	15,000,000	15,000,000	17,000,000
Total Associates And Joint Ventures Of IRSA Propiedades Comerciales (La Rural S.A. And Other Associates And Joint Ventures) [Member]
Statement [Line Items]
Total associates and joint ventures	80,000,000	76,000,000	56,000,000
Others [Member]
Statement [Line Items]
Financial operations	(2,000,000)	0	0
Leases and/or rights to use space	(16,000,000)	8,000,000	8,000,000
Fees	0	6,000,000	0
Tyrus S.A. [Member]
Statement [Line Items]
Financial operations	186,000,000	0	0
Fees	96,000,000	0	0
La Rural S.A [Member]
Statement [Line Items]
Financial operations	(15,000,000)	0	57,000,000
Tarshop S.A [Member]
Statement [Line Items]
Financial operations	0	0	87,000,000
Commissions	0	0	2,000,000
TGLT SA [Member]
Statement [Line Items]
Financial operations	0	0	54,000,000
Total [Member]
Statement [Line Items]
Total Related	(190,000,000)	407,000,000	(758,000,000)
Cresud S.A.C.I.F. y A. [Member]
Statement [Line Items]
Corporate services	(542,000,000)	(531,000,000)	(608,000,000)
Financial operations	308,000,000	336,000,000	57,000,000
Leases and/or rights to use space	28,000,000	17,000,000	11,000,000
Directors [Member]
Statement [Line Items]
Fees	(743,000,000)	(503,000,000)	(587,000,000)
IRSA [Member]
Statement [Line Items]
Corporate services	63,000,000	96,000,000	128,000,000
Financial operations	356,000,000	781,000,000	22,000,000
Leases and/or rights to use space	5,000,000	1,000,000	16,000,000
Commissions	0	0	1,000,000
Others Associates And Joint Ventures [Member]
Statement [Line Items]
Corporate services			21,000,000
Financial operations	(1,000,000)	0	(1,000,000)
Leases and/or rights to use space	(8,000,000)	1,000,000	0
Fees	8,000,000	21,000,000	0
Senior Management [Member]
Statement [Line Items]
Fees	(35,000,000)	(34,000,000)	(37,000,000)
Estudio Zang, Bergel & Vines [Member]
Statement [Line Items]
Fees	(17,000,000)	(28,000,000)	(31,000,000)
Total Direct Parent Company [Member]
Statement [Line Items]
Total direct parent company	424,000,000	878,000,000	167,000,000
Total Direct Parent Company Of IRSA [Member]
Statement [Line Items]
Total direct parent company of IRSA	(206,000,000)	(178,000,000)	(540,000,000)
Total Directors [Member]
Statement [Line Items]
Total directors	(778,000,000)	(537,000,000)	(624,000,000)
Total Others [Member]
Statement [Line Items]
Total others	$ 290,000,000	$ 168,000,000	$ 183,000,000